787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

April 30, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Strategic Income Opportunities Portfolio, a series of BlackRock Funds V

(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 9, 2020, to the Prospectus, dated March 8, 2019, as amended May 31, 2019, for BlackRock Strategic Income Opportunities Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated April 9, 2020 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP